Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015
C000015677
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 34,047	$ 32,787	$ 32,232	$ 31,398	$ 29,748	$ 28,038	$ 28,432	$ 30,320	$ 30,982	$ 30,078	$ 31,366	$ 29,358	$ 29,895	$ 29,285	$ 28,980	$ 28,650	$ 27,968	$ 26,468	$ 27,951	$ 26,909	$ 25,567	$ 25,123	$ 23,923	$ 21,939	$ 22,388	$ 23,351	$ 23,799	$ 22,950	$ 21,519	$ 21,519	$ 21,378	$ 20,817	$ 21,350	$ 20,058	$ 21,320	$ 20,237	$ 18,454	$ 20,394	$ 21,078	$ 19,407	$ 21,091	$ 21,112	$ 23,069	$ 22,267	$ 22,454	$ 23,790	$ 22,673	$ 23,134	$ 21,661	$ 22,728	$ 22,292	$ 21,876	$ 21,308	$ 21,043	$ 19,991	$ 19,228	$ 18,964	$ 19,039	$ 18,254	$ 16,318	$ 16,769	$ 17,504	$ 16,384	$ 15,502	$ 15,222	$ 14,572	$ 13,007	$ 15,137	$ 16,450	$ 16,456	$ 15,972	$ 15,463	$ 15,147	$ 14,813	$ 15,162	$ 14,948	$ 14,031	$ 14,986	$ 14,368	$ 14,186	$ 13,676	$ 12,661	$ 13,967	$ 13,809	$ 14,970	$ 14,860	$ 14,405	$ 13,930	$ 13,820	$ 13,553	$ 13,380	$ 13,704	$ 14,247	$ 13,472	$ 13,324	$ 12,950	$ 12,659	$ 12,350	$ 12,397	$ 12,079	$ 12,054	$ 11,802	$ 11,639	$ 11,690	$ 11,266	$ 11,122	$ 10,947	$ 10,468	$ 10,626	$ 10,611	$ 10,563	$ 10,147	$ 10,198	$ 9,975	$ 9,914	$ 9,292	$ 9,444	$ 10,108	$ 10,289	$ 10,212	$ 9,425
C000015680
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 33,459	32,235	31,705	30,905	29,296	27,628	28,043	29,922	30,596	29,720	31,020	29,045	29,603	29,019	28,726	28,425	27,761	26,291	27,779	26,760	25,450	25,025	23,847	21,876	22,341	23,314	23,779	22,942	21,529	21,546	21,411	20,861	21,411	20,133	21,411	20,339	18,553	20,518	21,217	19,547	21,256	21,295	23,283	22,491	22,693	24,059	22,941	23,423	21,951	23,043	22,615	22,208	21,652	21,388	20,329	19,570	19,312	19,407	18,618	16,650	17,123	17,887	16,757	15,863	15,581	14,930	13,335	15,532	16,882	16,895	16,412	15,899	15,587	15,251	15,617	15,410	14,476	15,471	14,842	14,656	14,144	13,100	14,464	14,308	15,524	15,421	14,953	14,469	14,368	14,099	13,921	14,271	14,846	14,051	13,906	13,523	13,227	12,911	12,967	12,641	12,624	12,374	12,205	12,270	11,831	11,688	11,511	11,015	11,188	11,179	11,136	10,703	10,766	10,540	10,482	9,827	9,995	10,702	10,901	10,826	10,000
C000148203
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 37,391	35,993	35,375	34,448	32,627	30,748	31,172	33,234	33,945	32,945	34,346	32,142	32,719	32,044	31,698	31,326	30,574	28,928	30,539	29,385	27,919	27,425	26,113	23,934	24,424	25,459	25,947	25,012	23,449	23,440	23,281	22,660	23,239	21,831	23,192	22,009	20,062	22,165	22,905	21,079	22,906	22,921	25,043	24,166	24,357	25,800	24,576	25,069	23,475	24,614	24,142	23,677	23,064	22,768	21,625	20,792	20,504	20,578	19,728	17,627	18,108	18,898	17,687	16,728	16,416	15,718	14,021	16,318	17,720	17,720	17,195	16,643	16,301	15,936	16,307	16,068	15,086	16,106	15,438	15,230	14,684	13,584	14,989	14,815	16,051	15,932	15,433	14,924	14,800	14,513	14,319	14,664	15,238	14,408	14,249	13,843	13,531	13,195	13,240	12,894	12,866	12,595	12,413	12,469	12,008	11,851	11,659	11,151	11,312	11,295	11,239	10,792	10,846	10,607	10,538	9,869	10,030	10,727	10,920	10,831	10,000
C000015682
Account Value [Line Items]
Line Graph and Table Measure Name	Class S
Account Value	$ 37,123	35,732	35,127	34,205	32,399	30,530	30,952	33,008	33,725	32,721	34,120	31,927	32,511	31,836	31,491	31,130	30,379	28,749	30,352	29,210	27,750	27,267	25,958	23,796	24,284	25,320	25,798	24,875	23,315	23,315	23,156	22,543	23,110	21,716	23,077	21,899	19,958	22,058	22,788	20,975	22,792	22,815	24,922	24,052	24,243	25,681	24,466	24,964	23,375	24,515	24,038	23,581	22,968	22,673	21,533	20,713	20,425	20,499	19,650	17,560	18,046	18,832	17,623	16,667	16,365	15,662	13,981	16,264	17,670	17,670	17,144	16,598	16,256	15,890	16,261	16,027	15,045	16,063	15,396	15,198	14,652	13,553	14,954	14,786	16,021	15,899	15,406	14,898	14,776	14,489	14,295	14,643	15,216	14,387	14,226	13,825	13,513	13,180	13,225	12,879	12,853	12,583	12,406	12,455	12,003	11,846	11,652	11,143	11,309	11,289	11,234	10,791	10,843	10,603	10,539	9,872	10,028	10,730	10,921	10,837	10,000
C000015683
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 3,714,142	3,575,547	3,514,246	3,422,296	3,242,102	3,054,764	3,096,819	3,302,069	3,373,646	3,274,393	3,413,998	3,194,280	3,252,519	3,185,228	3,150,883	3,114,778	3,039,029	2,876,444	3,036,393	2,922,366	2,776,774	2,727,658	2,597,038	2,380,478	2,429,162	2,532,570	2,581,128	2,488,198	2,332,525	2,332,525	2,316,658	2,254,657	2,312,148	2,172,169	2,308,026	2,190,434	1,996,754	2,206,438	2,279,271	2,098,340	2,279,862	2,282,157	2,493,241	2,406,414	2,425,501	2,569,030	2,447,817	2,497,580	2,338,203	2,452,681	2,405,023	2,359,379	2,298,084	2,268,622	2,154,789	2,072,297	2,043,571	2,050,920	1,966,103	1,757,386	1,805,309	1,884,316	1,763,639	1,668,104	1,637,196	1,567,048	1,398,569	1,627,675	1,768,046	1,768,046	1,715,412	1,660,926	1,626,199	1,590,073	1,627,065	1,603,796	1,505,496	1,607,765	1,540,576	1,520,661	1,465,547	1,355,912	1,496,149	1,478,832	1,602,680	1,590,409	1,541,216	1,489,929	1,477,728	1,449,029	1,429,723	1,464,323	1,522,104	1,438,816	1,423,100	1,382,581	1,351,451	1,318,177	1,322,610	1,288,129	1,284,979	1,257,963	1,240,280	1,245,594	1,200,041	1,184,367	1,165,352	1,114,082	1,130,710	1,129,065	1,123,540	1,078,874	1,083,892	1,060,469	1,053,580	986,879	1,002,907	1,072,973	1,091,949	1,083,051	1,000,000
DWS Index: Russell 1000® Index
Account Value [Line Items]
Account Value	40,586	39,226	38,417	37,582	35,771	33,624	33,826	35,904	36,543	35,415	36,431	34,228	34,468	33,747	32,965	32,493	31,452	30,037	31,372	30,398	28,840	28,444	27,106	24,790	25,404	26,657	27,132	26,230	24,570	24,456	24,157	23,416	23,987	22,480	23,868	22,643	20,962	23,099	24,021	21,975	23,983	24,020	26,370	25,510	26,229	27,796	26,714	27,078	25,321	26,540	25,793	25,268	24,651	24,534	23,281	22,432	21,800	21,981	21,090	18,868	19,334	20,068	18,695	17,661	17,279	16,413	14,497	16,705	18,192	18,172	17,662	17,019	16,665	16,382	16,687	16,432	15,354	16,399	15,763	15,493	14,985	13,827	15,212	14,909	16,044	15,983	15,451	14,936	14,840	14,470	14,421	14,756	15,319	14,521	14,361	13,936	13,624	13,340	13,298	13,040	12,950	12,786	12,653	12,645	12,173	11,933	11,713	11,269	11,493	11,484	11,469	11,048	11,023	10,833	10,775	10,073	10,076	10,650	10,845	10,809	10,000
DWS Index: Russell 1000® Index
Account Value [Line Items]
Account Value	40,586	39,226	38,417	37,582	35,771	33,624	33,826	35,904	36,543	35,415	36,431	34,228	34,468	33,747	32,965	32,493	31,452	30,037	31,372	30,398	28,840	28,444	27,106	24,790	25,404	26,657	27,132	26,230	24,570	24,456	24,157	23,416	23,987	22,480	23,868	22,643	20,962	23,099	24,021	21,975	23,983	24,020	26,370	25,510	26,229	27,796	26,714	27,078	25,321	26,540	25,793	25,268	24,651	24,534	23,281	22,432	21,800	21,981	21,090	18,868	19,334	20,068	18,695	17,661	17,279	16,413	14,497	16,705	18,192	18,172	17,662	17,019	16,665	16,382	16,687	16,432	15,354	16,399	15,763	15,493	14,985	13,827	15,212	14,909	16,044	15,983	15,451	14,936	14,840	14,470	14,421	14,756	15,319	14,521	14,361	13,936	13,624	13,340	13,298	13,040	12,950	12,786	12,653	12,645	12,173	11,933	11,713	11,269	11,493	11,484	11,469	11,048	11,023	10,833	10,775	10,073	10,076	10,650	10,845	10,809	10,000
DWS Index: Russell 1000® Index
Account Value [Line Items]
Account Value	40,586	39,226	38,417	37,582	35,771	33,624	33,826	35,904	36,543	35,415	36,431	34,228	34,468	33,747	32,965	32,493	31,452	30,037	31,372	30,398	28,840	28,444	27,106	24,790	25,404	26,657	27,132	26,230	24,570	24,456	24,157	23,416	23,987	22,480	23,868	22,643	20,962	23,099	24,021	21,975	23,983	24,020	26,370	25,510	26,229	27,796	26,714	27,078	25,321	26,540	25,793	25,268	24,651	24,534	23,281	22,432	21,800	21,981	21,090	18,868	19,334	20,068	18,695	17,661	17,279	16,413	14,497	16,705	18,192	18,172	17,662	17,019	16,665	16,382	16,687	16,432	15,354	16,399	15,763	15,493	14,985	13,827	15,212	14,909	16,044	15,983	15,451	14,936	14,840	14,470	14,421	14,756	15,319	14,521	14,361	13,936	13,624	13,340	13,298	13,040	12,950	12,786	12,653	12,645	12,173	11,933	11,713	11,269	11,493	11,484	11,469	11,048	11,023	10,833	10,775	10,073	10,076	10,650	10,845	10,809	10,000
DWS Index: Russell 1000® Index
Account Value [Line Items]
Account Value	40,586	39,226	38,417	37,582	35,771	33,624	33,826	35,904	36,543	35,415	36,431	34,228	34,468	33,747	32,965	32,493	31,452	30,037	31,372	30,398	28,840	28,444	27,106	24,790	25,404	26,657	27,132	26,230	24,570	24,456	24,157	23,416	23,987	22,480	23,868	22,643	20,962	23,099	24,021	21,975	23,983	24,020	26,370	25,510	26,229	27,796	26,714	27,078	25,321	26,540	25,793	25,268	24,651	24,534	23,281	22,432	21,800	21,981	21,090	18,868	19,334	20,068	18,695	17,661	17,279	16,413	14,497	16,705	18,192	18,172	17,662	17,019	16,665	16,382	16,687	16,432	15,354	16,399	15,763	15,493	14,985	13,827	15,212	14,909	16,044	15,983	15,451	14,936	14,840	14,470	14,421	14,756	15,319	14,521	14,361	13,936	13,624	13,340	13,298	13,040	12,950	12,786	12,653	12,645	12,173	11,933	11,713	11,269	11,493	11,484	11,469	11,048	11,023	10,833	10,775	10,073	10,076	10,650	10,845	10,809	10,000
DWS Index: Russell 1000® Index
Account Value [Line Items]
Account Value	$ 4,058,592	$ 3,922,605	$ 3,841,745	$ 3,758,232	$ 3,577,084	$ 3,362,435	$ 3,382,566	$ 3,590,353	$ 3,654,270	$ 3,541,537	$ 3,643,106	$ 3,422,753	$ 3,446,837	$ 3,374,680	$ 3,296,541	$ 3,249,255	$ 3,145,160	$ 3,003,716	$ 3,137,212	$ 3,039,766	$ 2,884,025	$ 2,844,358	$ 2,710,550	$ 2,479,021	$ 2,540,421	$ 2,665,699	$ 2,713,160	$ 2,622,961	$ 2,457,019	$ 2,445,628	$ 2,415,695	$ 2,341,622	$ 2,398,701	$ 2,247,985	$ 2,386,772	$ 2,264,280	$ 2,096,167	$ 2,309,896	$ 2,402,129	$ 2,197,459	$ 2,398,318	$ 2,401,969	$ 2,637,036	$ 2,550,953	$ 2,622,930	$ 2,779,647	$ 2,671,439	$ 2,707,762	$ 2,532,069	$ 2,653,977	$ 2,579,325	$ 2,526,833	$ 2,465,065	$ 2,453,419	$ 2,328,096	$ 2,243,206	$ 2,180,028	$ 2,198,132	$ 2,108,974	$ 1,886,791	$ 1,933,415	$ 2,006,758	$ 1,869,539	$ 1,766,122	$ 1,727,911	$ 1,641,313	$ 1,449,740	$ 1,670,495	$ 1,819,151	$ 1,817,190	$ 1,766,185	$ 1,701,869	$ 1,666,549	$ 1,638,154	$ 1,668,717	$ 1,643,198	$ 1,535,406	$ 1,639,908	$ 1,576,252	$ 1,549,280	$ 1,498,542	$ 1,382,670	$ 1,521,218	$ 1,490,878	$ 1,604,411	$ 1,598,342	$ 1,545,102	$ 1,493,557	$ 1,483,961	$ 1,447,024	$ 1,442,123	$ 1,475,616	$ 1,531,856	$ 1,452,143	$ 1,436,133	$ 1,393,633	$ 1,362,385	$ 1,333,978	$ 1,329,818	$ 1,303,994	$ 1,294,952	$ 1,278,634	$ 1,265,257	$ 1,264,458	$ 1,217,337	$ 1,193,341	$ 1,171,335	$ 1,126,908	$ 1,149,320	$ 1,148,411	$ 1,146,887	$ 1,104,800	$ 1,102,304	$ 1,083,333	$ 1,077,473	$ 1,007,303	$ 1,007,649	$ 1,064,970	$ 1,084,480	$ 1,080,909	$ 1,000,000